Label	Element	Value
KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Asia Pacific High Yield Bond ETF (formerly, KraneShares CCBS China Corporate High Yield Bond USD Index ETF)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The KraneShares Asia Pacific High Yield Bond ETF (the “Fund”) seeks to achieve income and capital appreciation over the mid to long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in high yield fixed income securities (also known as “junk bonds”), of any duration or maturity
, issued by corporate, quasi-sovereign (including government-linked agencies, supranational organizations, etc.) and sovereign issuers located in the Asia-Pacific region.

For purposes of this Fund, high yield fixed income securities are generally defined as those fixed income securities that, at the time of investment, are rated below the four highest categories (i.e., rated Ba1/BB+ or lower) by at least one independent credit rating agency or, if unrated, are determined by Nikko Asset Management Americas Inc. or its affiliates (“Nikko, or the “Sub-Adviser”) to be of comparable quality.

The Asia-Pacific region is defined to encompass countries represented in the J.P. Morgan Asia Credit Index or countries classified in Bloomberg’s country of risk from the Asia-Pacific or Central Asia regions, including developed and emerging market countries.

An issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asia-Pacific (or specific country) security or instrument, if it has substantial ties to that country or region. The Sub-Adviser currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is principally secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asia-Pacific country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Nikko has latitude in determining whether an issuer should be included within a region or country.

Nikko uses top-down macro research and bottom-up credit research to construct the Fund’s portfolio using a proprietary process that involves, among other factors, a combination of quantitative and qualitative factors to assess an issuer’s credit profile, and Nikko’s assessment of a security’s value and relative value compared to other similar securities. Nikko monitors the Fund’s portfolio securities to ensure that the investment thesis remains valid and will exit a position if its assessment of a security has changed.

The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds. The Fund also may invest a large percentage of its net assets in issuers in a single region or country within the Asia-Pacific region and may invest in issuers of any market capitalization. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund may also invest in derivative instruments (including swaps, futures, forwards, structured notes and options) as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to currencies, interest rates, sectors and individual issuers.

The Fund may engage in securities lending.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

Asia-Pacific Risk.
Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighbouring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

High Yield and Unrated Securities Risk.
Securities that are unrated or rated below investment grade (or “junk bonds”) are subject to greater risk of loss of income and principal than highly rated securities because their issuers may be more likely to default. Junk bonds are inherently speculative. The prices of unrated and high yield securities are likely to be more volatile than those of highly rated securities, and the secondary market for them is generally less liquid than that for highly rated securities.

Fixed Income Securities Risk.
Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates

Emerging Markets Risk.
The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown, and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Foreign Securities Risk.
Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers, may have less governmental regulation and oversight, and are typically subject to different investor protection standards than U.S. issuers. Investments in non-U.S. securities entail the risk of loss due to foreign currency fluctuations and political or economic instability. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. These factors could result in a loss to the Fund.

Geographic Focus Risk
. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

Currency Risk
. The Fund’s net asset value (“NAV”) is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Non-Diversified Fund Risk.
Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Sovereign and Quasi-Sovereign Debt Risk
. The governmental authority that controls the repayment of sovereign and quasi-sovereign debt may be unwilling or unable to repay the principal and/or interest when due including due to the extent of its foreign reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden to the economy as a whole, the debtor’s policy towards the International Monetary Fund, and the political constraints to which the debtor is subject. If an issuer of government or quasi-government debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. During periods of economic uncertainty, the market prices of sovereign and quasi-sovereign bonds may be more volatile and result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for investors

ETF Risk
. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.
The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk.
Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk.
To the extent the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and the prices at which the underlying securities are valued for purposes of the Fund’s NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV greater than those incurred by other ETFs. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Premium/Discount Risk
. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk
. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Small Fund Risk
. The Fund is small and does not yet have a significant number of shares outstanding. Small funds are at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Liquidity Risk.
The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Small- and Mid-Capitalization Company Risk
. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may be less liquid and more volatile. They may also be sensitive to (expected) changes in interest rates and earnings.

Large Capitalization Company Risk
. Large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

Management Risk.
The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

High Portfolio Turnover Risk
. The Fund may incur high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Market Risk
. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets and negative sentiment, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

Valuation Risk
. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Derivatives Risk.
The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

Tax Risk
. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

Investments in Investment Companies Risk
. The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by Krane, Nikko, and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Additionally, investments in ETFs are subject to ETF Risk. Krane and Nikko are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane, Nikko and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the U.S. law.

Securities Lending Risk
. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Cash and Cash Equivalents Risk.
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.kraneshares.com.
In addition, prior to August 1, 2021, CCB Securities Ltd. was responsible for day-to-day portfolio management of the Fund and the Fund previously sought to track the performance of the Solactive USD China Corporate High Yield Bond Index, before fees and expenses. Its performance prior to that date would have been different if the current goal and principal investment strategies had been in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kraneshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of June 30, 2021, the Fund’s calendar year-to-date total return was 0.41%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter Ended/Year
Highest Return	7.15%	6/30/2020
Lowest Return	-7.13%	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
KraneShares CCBS China Corporate High Yield Bond USD Index ETF | KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 859
2019	rr_AnnualReturn2019	9.19%
2020	rr_AnnualReturn2020	4.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.13%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2018
KraneShares CCBS China Corporate High Yield Bond USD Index ETF | Return After Taxes on Distributions | KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2018
KraneShares CCBS China Corporate High Yield Bond USD Index ETF | Return After Taxes on Distributions and Sale of Fund Shares | KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2018
KraneShares CCBS China Corporate High Yield Bond USD Index ETF | JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (Reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	7.00%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2018	[2]
KraneShares CCBS China Corporate High Yield Bond USD Index ETF | Solactive USD China Corporate High Yield Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Solactive USD China Corporate High Yield Bond Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2018

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	On August 1, 2021, the Fund began comparing its performance to the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index rather than the Solactive USD China Corporate High Yield Bond Index since the Fund changed its investment strategy as of that date.